Other operating income (Loss) - Personnel expenses and cost of material (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses and cost of material
Personnel expenses	€ 377,587	€ 388,050	€ 319,353
Statutory retirement insurance expenses	17,041	15,106	12,407
Social security expenses	58,276	55,894	40,309
Cost of materials	118,918	120,568	107,837
Foreign
Personnel expenses and cost of material
Personnel expenses	256,259	284,452	240,947
Statutory retirement insurance expenses	9,788	9,066	7,566
Cost of materials	€ 88,192	€ 90,901	€ 83,275